Critical accounting estimates and judgments - Key Assumptions (Details)	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Disclosure of information for cash-generating units [line items]
Future pricing increases (as a percent)	1.76%	1.76%
Future cost increases (as a percent)	0.33%	0.33%
Discount rates (as a percent)	4.00%	7.00%
Perpetuity growth rate (as a percent)	1.00%	1.00%
UMA
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	5 years	4 years
AVI
Disclosure of information for cash-generating units [line items]
Financial projections (in years)	5 years	7 years
Bottom of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	0.00%	0.00%
Top of range
Disclosure of information for cash-generating units [line items]
Yield average growth rates (as a percent)	1.00%	1.00%